Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of earnings per share, basic and diluted

	Year ended December 31, 2014	Year ended December 31, 2013

Net loss	$(10,534,000)	$(7,130,000)
Weighted average number of common shares outstanding:
Basic and diluted	85,381,000	67,803,000
Net loss attributable to common stockholders per share:
Basic and diluted	$(0.12)	$(0.11)